Cover	Sep. 12, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 12, 2024
Entity Registrant Name	LEIDOS HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity Address, State or Province	VA
Entity File Number	001-33072
Entity Tax Identification Number	20-3562868
Entity Address, Address Line One	1750 Presidents Street,
Entity Address, City or Town	Reston,
Entity Address, Postal Zip Code	20190
City Area Code	571
Local Phone Number	526-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.0001 per share
Trading Symbol	LDOS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0001336920
Amendment Flag	false